Taxation (Details) - Schedule of income tax expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Expense Abstract
Deferred income tax expense	SFr (52,004)	SFr (570,730)	SFr (389,384)
Deferred income tax gain	62,332	549,110	410,668
Income tax gain/(loss)	SFr 10,329	SFr (21,620)	SFr 21,284